Cover	May 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2020
Entity File Number	0-14719
Entity Registrant Name	SKYWEST, INC.
Entity Central Index Key	0000793733
Entity Tax Identification Number	87-0292166
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	444 South River Road
Entity Address, City or Town	St. George
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84790
City Area Code	435
Local Phone Number	634-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	SKYW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false